Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property Plant And Equipment
Schedule of property, plant and equipment
USD	Plant and equipment	Computer equipment	Office equipment	Furniture	Vehicles	Buildings and land	Total
Cost
At 30 June 2025	282,325	–	–	–	–	–	282,325
At 30 June 2026	459,981	644,966	371,514	285,017	893,488	1,442,024	4,096,990
Accumulated depreciation
At 30 June 2025	(281,246)	–	–	–	–	–	(281,246)
At 30 June 2026	(447,048)	(568,839)	(304,157)	(189,055)	(718,035)	(309,718)	(2,536,852)
Carrying amount at 30 June 2026	12,933	76,127	67,357	95,962	175,453	1,132,306	1,560,138
Carrying amount at 30 June 2025	1,079	–	–	–	–	–	1,079

Schedule of reconciliation of carrying amount
USD	2026	2025	2024
Carrying amount at the beginning of the year	1,079	48,755	193,666
Assets acquired through business combinations	1,621,997	–	–
Additions	–	–	885
Depreciation for the year	(119,118)	(47,676)	(147,109)
Accumulated depreciation transferred to investment property (Note 22)	79,446	–	–
Net exchange differences	(23,266)	–	1,313
Carrying amount at the end of the year	1,560,138	1,079	48,755